Expense Example, No Redemption - Retail Class - Transamerica US Growth	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	T 1 year	T 3 years	T 5 years	T 10 years
USD ($)	653	872	1,108	1,784	189	585	1,006	2,180	83	259	450	1,002	919	1,066	1,227	1,690